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                                      CLAYMORE SECURITIES, INC.
                                      2455 CORPORATE WEST DRIVE
                                       LISLE, ILLINOIS  60532

                                         October 15, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

     Re: Everen Unit Investment Trusts, Series 41
                    333-00065   CIK #910909

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 7, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on October 12, 2004.

                                       Very truly yours,


                                       CLAYMORE SECURITIES, INC.

                                       /s/ Nicholas Dalmaso

                                       Nicholas Dalmaso
                                       Senior Managing Director and
                                         General Counsel